AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 13, 2014, TO THE PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) PROSPECTUS DATED AUGUST 1, 2014

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced current Prospectus, Supplements to the Prospectus and Statement of Additional Information, as previously supplemented (together the "Prospectus"). The Prospectus and Statement of Additional Information are hereby incorporated by reference, respectively. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Please note the following:

As of August 25, 2014, the following features are available to Structured Capital Strategies contract owners in Pennsylvania:

..   Choice Segments

..   The Financial Select Sector SPDR(R) Fund 1-year Segment with a -10% buffer

In addition, Qualified Plan (Defined Benefit and Defined Contribution) endorsements are available for new contracts.

To reflect these changes, the "Pennsylvania" section of "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus is replaced in its entirety with the following:

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PENNSYLVANIA  Contributions                     Your contract refers to
                                                contributions as premiums.

              See "Disability, terminal         The Withdrawal Charge Waiver
              illness or confinement to         does not apply during the first
              nursing home" in "Charges and     12 months of the contract with
              expenses" (For Series B contracts respect to the Social Security
              only)                             Disability Waiver, the Six Month
                                                Life Expectancy Waiver, or if
                                                the owner is confined to a
                                                nursing home during such period.

              Required disclosure for           Any person who knowingly and
              Pennsylvania customers            with intent to defraud any
                                                insurance company or other
                                                person files an application for
                                                insurance or statement of claim
                                                containing any materially false
                                                information or conceals for the
                                                purpose of misleading,
                                                information concerning any fact
                                                material thereto commits a
                                                fraudulent insurance act, which
                                                is a crime and subjects such
                                                person to criminal and civil
                                                penalties.
---------------------------------------------------------------------------------


Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-13-14 (8/14)                                153068 (8/14)
                   SCS SUP NewBiz                                       #774744

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 13, 2014, TO THE PROSPECTUS FOR STRUCTURED CAPITAL STRATEGIES(R) PROSPECTUS DATED MAY 1, 2014

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced current Prospectus, Supplements to the Prospectus and Statement of Additional Information, as previously supplemented (together the "Prospectus"). The Prospectus and Statement of Additional Information are hereby incorporated by reference, respectively. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

Please note the following:

As of August 25, 2014, the following features are available to Structured Capital Strategies contract owners in Pennsylvania:

..   Choice Segments

..   The Financial Select Sector SPDR(R) Fund 1-year Segment with a -10% buffer

In addition, Qualified Plan (Defined Benefit and Defined Contribution) endorsements are available for new contracts.

To reflect these changes, the "Pennsylvania" section of "Appendix II: State contract availability and/or variations of certain features and benefits" in the Prospectus is replaced in its entirety with the following:

---------------------------------------------------------------------------------
 STATE        FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
---------------------------------------------------------------------------------
PENNSYLVANIA  Contributions                     Your contract refers to
                                                contributions as premiums.

              See "Disability, terminal         The Withdrawal Charge Waiver
              illness or confinement to         does not apply during the first
              nursing home" in "Charges and     12 months of the contract with
              expenses" (For Series B contracts respect to the Social Security
              only)                             Disability Waiver, the Six Month
                                                Life Expectancy Waiver, or if
                                                the owner is confined to a
                                                nursing home during such period.

              Required disclosure for           Any person who knowingly and
              Pennsylvania customers            with intent to defraud any
                                                insurance company or other
                                                person files an application for
                                                insurance or statement of claim
                                                containing any materially false
                                                information or conceals for the
                                                purpose of misleading,
                                                information concerning any fact
                                                material thereto commits a
                                                fraudulent insurance act, which
                                                is a crime and subjects such
                                                person to criminal and civil
                                                penalties.
---------------------------------------------------------------------------------


Structured Capital Strategies(R) is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable). Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.

   Copyright 2014 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IM-15-14 (8/14)                                153071 (8/14)
                   SCS SUP /In Force (SAR)                              #772875